Related parties	12 Months Ended
Dec. 31, 2024
Disclosure of Transactions Between Related Parties [Line Items]
Related parties
28.
Related parties
(a)
Related Party Transactions

In June 2023, Dlocal Argentina S.A. entered into a loan agreement with Dlocal Group for a total amount of USD 100,000, which currently matures in August 2025. In August 2024, Dlocal Argentina S.A. partially repaid the intra-group loan by transferring approximately USD 69,100 worth of Argentine government bonds, as detailed in note 1.2 (b) and note 16, to the subsidiary in Malta. In October 2024, Dlocal Argentina S.A. made an additional repayment of USD 5,000, reducing the outstanding loan balance. Since both subsidiaries are fully consolidated, the outstanding balances have been eliminated. The primary impact on the consolidated financial statements relates to foreign exchange losses incurred by Dlocal Argentina S.A. For further detail refer to Note 11: Other Results.

Key Management compensation

The Group’s Executive Team and Director compensation was as follows:

	2024	2023	2022
Short-term employee benefits – Salaries and wages	3,529	2,177	1,767
Long-term employee benefits – Share-based payment	16,222	6,822	3,351
	19,751	8,999	5,118

(b)
Transactions with other related parties

The following transactions occurred with related parties:

	2024	2023	2022
Transactions with merchants – Revenues	271	1,494	1,158
Transactions with preferred suppliers (Collection entities) – Costs	(911)	(53)	(621)
Transactions with other related parties – Financial expenses (item (a)) (1)	(22,602)	(81,024)	—

(1) Foreign exchange losses not eliminated on the consolidated financial statements, refer to note 11.

(c)
Outstanding balances arising from transactions with related parties

The following balances are outstanding at the end of the reporting year in relation to transactions with related parties:

	2024	2023
Balances with merchants – trade receivables	—	406
Balances with preferred suppliers (Collection entities) – trade payables	(429)	(19)
Balances with preferred suppliers (Collection entities) – trade receivables	6,853	—

All transactions with related parties were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured and are repayable in cash.